Nature of Business and Organization - Schedule of Consolidated Financial Statements Reflect the Activities (Details)	12 Months Ended
Jun. 30, 2026
Global Engine Holdings Limited (“BVI Sub”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Background	● A BVI company ● Incorporated on March 5, 2021
Ownership	100.00%
Principal activities	Investment holding
Ace Vision Technology Investment Limited (“Ace Vision Investment”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Background	● A BVI company ● Incorporated on May 3, 2022 ● Became a subsidiary of the Company on December 2, 2024
Ownership	100.00%
Principal activities	Investment holding
Global Engine Limited [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Background	● A Hong Kong company ● Incorporated on May 3, 2018
Ownership	100.00%
Principal activities	Integrated solutions provider in ICT, system integration and other technical consultation services
Ace Vision Technology Limited (“Ace Vision”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Background	● A Hong Kong company ● Incorporated on October 30, 2017 ● Became a subsidiary of the Company on December 2, 2024
Ownership	100.00%
Principal activities	IT consultation services
Global Engine (Singapore) Pte. Limited [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Background	● A Singapore company ● Incorporated on June 17, 2026
Ownership	100.00%
Principal activities	Not yet operational; intended to conduct artificial intelligence-related business activities